DEBT - Outstanding debt (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017	Sep. 07, 2016
Debt Instrument [Line Items]
Total debt, principal amount	$ 52,694	$ 50,356
Unamortized discount, net of unamortized premium	(266)	(284)
Debt issuance costs	(557)	(682)
Total debt, carrying value	51,871	49,390
Total short-term debt, carrying value	7,873	6,329
Total long-term debt, carrying value	43,998	43,061
DFS Debt (Note 7)
Debt Instrument [Line Items]
Total debt, principal amount	4,796
4.02% Margin Loan Facility due April 2022
Debt Instrument [Line Items]
Total debt, principal amount	2,000
Secured Debt | 3.58% Term Loan B Facility due September 2023
Debt Instrument [Line Items]
Total debt, principal amount	$ 4,988	4,987
Interest rate at period end	3.58%
Secured Debt | Term Loan A-1 Facility due December 2018
Debt Instrument [Line Items]
Total debt, principal amount	$ 0	600
Secured Debt | 3.33% Term Loan A-2 Facility due September 2021
Debt Instrument [Line Items]
Total debt, principal amount	$ 4,394	3,876
Interest rate at period end	3.33%
Secured Debt | 3.08% Term Loan A-3 Facility due December 2018
Debt Instrument [Line Items]
Total debt, principal amount	$ 1,213	1,800
Interest rate at period end	3.08%
Secured Debt | 3.33% Revolving Credit Facility due September 2021
Debt Instrument [Line Items]
Total debt, principal amount	$ 0	375
Interest rate at period end	3.33%
Secured Debt | 3.48% due June 2019
Debt Instrument [Line Items]
Total debt, principal amount	$ 3,750	3,750
Interest rate	3.48%
Secured Debt | 4.42% due June 2021
Debt Instrument [Line Items]
Total debt, principal amount	$ 4,500	4,500
Interest rate	4.42%
Secured Debt | 5.45% due June 2023
Debt Instrument [Line Items]
Total debt, principal amount	$ 3,750	3,750
Interest rate	5.45%
Secured Debt | 6.02% due June 2026
Debt Instrument [Line Items]
Total debt, principal amount	$ 4,500	4,500
Interest rate	6.02%
Secured Debt | 8.10% due July 2036
Debt Instrument [Line Items]
Total debt, principal amount	$ 1,500	1,500
Interest rate	8.10%
Secured Debt | 8.35% due July 2046
Debt Instrument [Line Items]
Total debt, principal amount	$ 2,000	2,000
Interest rate	8.35%
Secured Debt | DFS Debt (Note 7)
Debt Instrument [Line Items]
Total debt, principal amount	$ 4,796	3,464
Total short-term debt, carrying value	3,327	2,088
Total long-term debt, carrying value	1,469	1,376
Unsecured Debt | 5.65% due April 2018
Debt Instrument [Line Items]
Total debt, principal amount	$ 500	500
Interest rate	5.65%
Unsecured Debt | 5.875% due June 2019
Debt Instrument [Line Items]
Total debt, principal amount	$ 600	600
Interest rate	5.875%
Unsecured Debt | 4.625% due April 2021
Debt Instrument [Line Items]
Total debt, principal amount	$ 400	400
Interest rate	4.625%
Unsecured Debt | 7.10% due April 2028
Debt Instrument [Line Items]
Total debt, principal amount	$ 300	300
Interest rate	7.10%
Unsecured Debt | 6.50% due April 2038
Debt Instrument [Line Items]
Total debt, principal amount	$ 388	388
Interest rate	6.50%
Unsecured Debt | 5.40% due September 2040
Debt Instrument [Line Items]
Total debt, principal amount	$ 264	265
Interest rate	5.40%
Unsecured Debt | 5.875% due June 2021
Debt Instrument [Line Items]
Total debt, principal amount	$ 1,625	1,625
Interest rate	5.875%
Unsecured Debt | 7.125% due June 2024
Debt Instrument [Line Items]
Total debt, principal amount	$ 1,625	1,625
Interest rate	7.125%
Unsecured Debt | 1.875% due June 2018
Debt Instrument [Line Items]
Total debt, principal amount	$ 2,500	2,500	$ 2,500
Interest rate	1.875%		1.875%
Unsecured Debt | 2.650% due June 2020
Debt Instrument [Line Items]
Total debt, principal amount	$ 2,000	2,000	$ 2,000
Interest rate	2.65%		2.65%
Unsecured Debt | 3.375% due June 2023
Debt Instrument [Line Items]
Total debt, principal amount	$ 1,000	1,000	$ 1,000
Interest rate	3.375%		3.375%
Unsecured Debt | 2.30% due August 2020
Debt Instrument [Line Items]
Total debt, principal amount	$ 1,250	0
Interest rate	2.30%
Unsecured Debt | 2.95% due August 2022
Debt Instrument [Line Items]
Total debt, principal amount	$ 1,500	0
Interest rate	2.95%
Unsecured Debt | 3.90% due August 2027
Debt Instrument [Line Items]
Total debt, principal amount	$ 1,250	0
Interest rate	3.90%
Other | 4.02% Margin Loan Facility due April 2022
Debt Instrument [Line Items]
Total debt, principal amount	$ 2,000	0
Interest rate at period end	4.02%
Other | Margin Bridge Facility due September 2017
Debt Instrument [Line Items]
Total debt, principal amount	$ 0	2,500
Other | VMware Note Bridge Facility due September 2017
Debt Instrument [Line Items]
Total debt, principal amount	0	1,500
Other
Debt Instrument [Line Items]
Total debt, principal amount	$ 101	$ 51